SEGMENT INFORMATION - Depreciation and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	$ 202.9	$ 217.0	$ 286.0
Operating segment | Americas
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	122.2	130.7	178.1
Operating segment | Asia Pacific
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	35.4	37.8	67.1
Operating segment | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	24.0	35.8	39.9
Operating segment | Corporate and other
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	$ 21.3	$ 12.7	$ 0.9